Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	225,000,000	225,000,000
Common stock, shares issued	19,108,331	6,036,562
Common stock, shares outstanding	19,108,331	6,036,562
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,500	9,500
Preferred stock, shares issued	0	4,080
Preferred stock, shares outstanding	0	4,080
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	6,000	6,000
Preferred stock, shares issued	1,850	5,608
Preferred stock, shares outstanding	1,850	5,608
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,880	1,880
Preferred stock, shares issued	240	1,880
Preferred stock, shares outstanding	240	1,880